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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment                   [ ]   Amendment Number : ______
This Amendment (Check only one.):         [ ]   is a restatement
                                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chou Associates Management Inc.

Address:   110 Sheppard Avenue East

           Suite 301, Box 18

           Toronto ON  M2N 6Y8

Form 13F File Number: _____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francis S.M. Chou

Title:     CEO

Phone:     (416) 214-0675

Signature, Place, and Date of Signing:

   /s/ Francis S.M. Chou          Toronto, ON              February 14, 2008
----------------------------  --------------------    -------------------------
       (Signature)               (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  467,298(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER               TITLE           CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE      SHARED NONE
Berkshire Hathaway Inc Del    CL A              084670108    55,275        390   SH         SOLE                    390
Biovail Corp                  COM               09067J109    34,919  2,587,200   SH         SOLE              2,587,200
Chunghwa Telecom Co Ltd       SPONSORED ADR     17133Q205     3,453    163,409   SH         SOLE                163,409
Consolidated-Tomoka Ld Co     COM               210226106     2,240     35,700   SH         SOLE                 35,700
EchoStar Communications New   CL A              278762109     1,888     50,000   SH         SOLE                 50,000
Flagstone Reinsurance Hldgs   SHS               G3529T105    41,738  3,000,000   SH         SOLE              3,000,000
Hutchison Telecomm Intl Ltd   SPONSORED ADR     44841T107       453     20,000   SH         SOLE                 20,000
IDT Corp                      CL B              448947309     2,663    314,800   SH         SOLE                314,800
International Coal Grp Inc N  COM               45928H106     2,682    500,000   SH         SOLE                500,000
King Pharmaceuticals Inc      COM               495582108    80,059  7,811,100   SH         SOLE              7,811,100
Level 3 Communications Inc    NOTE 6.000% 3/1   52729NAS9    14,347 15,750,000  PRN         SOLE             15,750,000
Level 3 Communications Inc    NOTE 6.000% 9/1   52729NAG5    12,691 13,523,000  PRN         SOLE             13,523,000
Magna Intl Inc                CL A              559222401     1,087     13,400   SH         SOLE                 13,400
Mannkind Corp                 COM               56400P201     3,498    438,989   SH         SOLE                438,989
Media Gen Inc                 CL A              584404107    24,818  1,166,817   SH         SOLE              1,166,817
Natuzzi S P A                 ADR               63905A101       339     72,000   SH         SOLE                 72,000
Overstock Com Inc Del         COM               690370101    34,504  2,219,709   SH         SOLE              2,219,709
Overstock Com Inc Del         NOTE 3.750%12/0   690370AB7     6,365  7,950,000  PRN         SOLE              7,950,000
Penn Treaty Amern Corp        COM NEW           707874400       650    100,000   SH         SOLE                100,000
RCN Corp                      COM NEW           749361200    18,739  1,200,884   SH         SOLE              1,200,884
Rewards Network Inc           SDCV 3.250%10/1   761557AA5     3,542  3,750,000  PRN         SOLE              3,750,000
Sanofi Aventis                SPONSORED ADR     80105N105       684     15,000   SH         SOLE                 15,000
Sears Hldgs Corp              COM               812350106    20,705    202,700   SH         SOLE                202,700
Sprint Nextel Corp            COM SER 1         852061100     9,588    729,544   SH         SOLE                729,544
Sun-Times Media Group Inc     COM               86688Q100     5,554  2,522,100   SH         SOLE              2,522,100
Telecom Corp New Zealand Ltd  SPONSORED ADR     879278208     1,892    113,777   SH         SOLE                113,777
Thornburg Mtg Inc             PFD CONV SER F    885218701       853     35,500   SH         SOLE                 35,500
Utah Med Prods Inc            COM               917488108     1,817     61,070   SH         SOLE                 61,070
UTStarcom Inc                 COM               918076100    13,983  5,080,000   SH         SOLE              5,080,000
UTStarcom Inc                 NOTE 10.875% 3/0  918076AB6    41,268 41,630,000  PRN         SOLE             41,630,000
Watson Pharmaceuticals Inc    COM               942683103    24,448    900,000   SH         SOLE                900,000
Westwood One Inc              COM               961815107       559    280,600   SH         SOLE                280,600
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